Financial Assets Held for Trading at Fair Value Through Profit or Loss - Schedule of Other Financial Instruments (Details) - Other financial instruments [Member] - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Funds Managed By Related Companies [Member] | Mutual Fund Investments [Member]
Mutual fund investments
Other financial instruments	$ 408,121	$ 405,752
Funds managed by third-party [Member] | Mutual Fund Investments [Member]
Mutual fund investments
Other financial instruments
Domestic equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments	1,039	2,058
Foreign equity instruments [Member] | Equity Instruments
Mutual fund investments
Other financial instruments		485
Loans and Advances to Banks [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Commercial loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Residential Mortgage Loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Consumer loans [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments
Others Loans Originated and Acquried by the Entity [Member] | Loans originated and acquired by the entity [Member]
Mutual fund investments
Other financial instruments	2,529	1,033
Total of Other financial instruments	$ 411,689	$ 409,328